Consolidated Statements of Convertible Preferred Shares and Shareholders’ Deficit - USD ($)	Total	Convertible preferred shares	Convertible A preferred stock	Convertible B preferred stock	Ordinary Shares	Deferred Shares	Common Stock Ordinary Shares	Common Stock Deferred Shares	Additional Paid in Capital	Additional Paid in Capital Convertible A preferred stock	Additional Paid in Capital Ordinary Shares	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)
Convertible preferred shares beginning balance (in shares) at Dec. 31, 2018		2,650,980	7,131,525	0
Convertible preferred shares beginning balance at Dec. 31, 2018		$ 3,761,000	$ 35,147,000	$ 0
Convertible preferred shares ending balance (in shares) at Dec. 31, 2019	9,782,505	2,650,980	7,131,525	0
Convertible preferred shares ending balance at Dec. 31, 2019	$ 38,908,000	$ 3,761,000	$ 35,147,000	$ 0
Beginning balance (in shares) at Dec. 31, 2018							10,551,166	0
Beginning balance at Dec. 31, 2018	(14,368,000)						$ 111	$ 0	$ 3,909,000			$ (435,000)	$ (17,953,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs (in shares)							201,263
Share-based compensation expense			$ 3,253,000							$ 3,253,000
Unrealized gain (loss) on foreign currency translation	337,000											337,000
Net loss	(19,612,000)												(19,612,000)
Ending balance (in shares) at Dec. 31, 2019					10,752,429	0	10,752,429	0
Ending balance at Dec. 31, 2019	(30,390,000)						$ 111	$ 0	7,162,000			(98,000)	(37,565,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of B convertible preferred shares, net of issuance costs (in shares)				4,913,404
Issuance of B convertible preferred shares, net of issuance costs				$ 61,316,000
Conversion of notes into B convertible preferred shares				$ 21,614,000
Effect of corporate reorganization including conversion of preferred shares to ordinary shares (in shares)		(2,650,980)	(7,131,525)	(6,636,667)			(16,419,172)	(1)
Effect of corporate reorganization including conversion of preferred shares to ordinary shares	$ (121,838,000)	$ (3,761,000)	$ (35,147,000)	$ (82,930,000)			$ (167)	$ (28)	(121,643,000)
Convertible preferred shares ending balance (in shares) at Dec. 31, 2020	0	0	0	0
Convertible preferred shares ending balance at Dec. 31, 2020	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs (in shares)							8,625,000
Share-based compensation expense	17,983,000								17,983,000
Unrealized gain (loss) on foreign currency translation	14,683,000											14,683,000
Net loss	$ (60,334,000)												(60,334,000)
Exercise of share options (in shares)	429,929						197,702
Exercise of share options	$ 0						$ 2		(2,000)
Exercise of share options but shares not issued	16,000								16,000
Forfeiture of ordinary shares (in shares)							(63,972)
Forfeiture of ordinary shares	0						$ (1)		1,000
Effect of corporate reorganization including conversion of preferred shares to ordinary shares (in shares)		2,650,980	7,131,525	6,636,667			16,419,172	1
Effect of corporate reorganization including conversion of preferred shares to ordinary shares	121,838,000	$ 3,761,000	$ 35,147,000	$ 82,930,000			$ 167	$ 28	121,643,000
Issuance of ordinary shares, net of issuance costs					$ 132,765,000		$ 88				$ 132,677,000
Ending balance (in shares) at Dec. 31, 2020					35,930,331	1	35,930,331	1
Ending balance at Dec. 31, 2020	$ 196,561,000						$ 367	$ 28	$ 279,480,000			$ 14,585,000	$ (97,899,000)